PREFERRED SHARES (Tables)	12 Months Ended
Sep. 30, 2019
Equity [Abstract]
Summary of roll forward of carrying amounts of mezzanine equity
The following is the roll forward of the carrying amounts of mezzanine equity for the years ended September 30,
 2017,
2018 and 2019, respectively:

RMB
Balance as of October 1, 2016	157,200
Issuance of Series C convertible redeemable preferred shares to investors	152,583
Accretion on Series B convertible redeemable preferred shares to redemption value	4,704
Accretion on Series C convertible redeemable preferred shares to redemption value	54,059
Balance as of September 30, 2017	368,546
Issuance of Series C-1 convertible redeemable preferred shares to investors	139,952
Accretion on Series B convertible redeemable preferred shares to redemption value	43,818
Accretion on Series C convertible redeemable preferred shares to redemption value	29,038
Accretion on Series C-1 convertible redeemable preferred shares to redemption value	62,689

Balance as of September 30, 2018	644,043
Issuance of Series C- 2 convertible redeemable preferred shares to investors	474,053
Accretion on Series B convertible redeemable preferred shares to redemption value	111,041
Accretion on Series C convertible redeemable preferred shares to redemption value	36,952
Accretion on Series C-1 convertible redeemable preferred shares to redemption value	33,681
Accretion on Series C-2 convertible redeemable preferred shares to redemption value	125,715

Balance as of September 30, 2019	1,425,485

Summary of roll-forward of carrying amounts of contingent earn-out liability
The following is the roll-forward of the carrying amounts of the contingent earn-out
liability for the years ended September 30, 2018 and 2019, respectively:

RMB
Balance as of October 1, 201 6	—
Increase in accordance with Series C convertible redeemable preferred shares issuance	39,691
Fair value change included in earnings	5,165
Balance as of September 30, 201 7	44,856
Increase in accordance with Series C-1 convertible redeemable preferred shares issuance	45,180
Fair value change included in earnings	(6,164)

Balance as of September 30, 201 8	83,872
Increase in accordance with Series C- 2 convertible redeemable preferred shares issuance	55,949
Fair value change included in earnings	(42,404)

Balance as of September 30, 201 9	97,417